Goodwill - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Impairment loss		$ 117.9	$ 0.0	$ 0.0
APR Energy [Member]
Goodwill [Line Items]
Goodwill arising from acquisition of APR Energy (note 3)	$ 117,900,000.0
Impairment loss	$ 117,900,000.0